Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Nonvested Restricted Stock Shares Activity [Table Text Block]
A summary of activity for restricted stock awards during the three years December 31, 2016 is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value $
Outstanding at December 31, 2013	405,156	115.97
Granted	179,014	111.71
Vested	(2,499)	116.40
Outstanding at December 31, 2014	581,671	114.66
Granted	804,035	20.03
Vested	(137,543)	115.90
Outstanding at December 31, 2015	1,248,163	53.56
Granted	2,582,000	3.26
Vested	(208,266)	107.82
Forfeited	(21,564)	51.50
Outstanding at December 31, 2016	3,600,333	14.36